Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 20,261	$ 15,322
Increases:
Current year tax positions	3,617	5,237
Prior year tax positions	2,103	4,106
Foreign currency translation	157	0
Decreases:
Prior year tax positions	0	271
Settlement with tax authorities	287	31
Expiration of statute of limitations periods	1,874	3,985
Foreign currency translation	0	117
Balance at April 30,	$ 23,977	$ 20,261